Intangible assets - Other intangible assets - Changes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in Other intangible assets
Balances at beginning of the year	$ 5,226
Balances at end of the year	6,310	$ 5,226
Gross carrying amount
Changes in Other intangible assets
Balances at beginning of the year	10,789	8,219
Additions	2,964	2,712
Disposals		(142)
Balances at end of the year	13,753	10,789
Accumulated depreciation, amortisation and impairment
Changes in Other intangible assets
Balances at beginning of the year	(5,563)	(4,181)
Additions	(1,880)	(1,523)
Disposals		141
Balances at end of the year	$ (7,443)	$ (5,563)